Trade Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Trade Accounts Receivables

At December 31 this account comprises:

	2017		2018
	Current	Non-current	Current	Non-current
Invoice receivables	459,722	819,699	907,007	469,510
Unbilled receivables	1,069,299	87,888	113,464	550,557

	1,529,021	907,587	1,020,471	1,020,067
(-) Impairment of account receivables	(13,348)	—	(12,643)	—

	1,515,673	907,587	1,007,828	1,020,067

Schedule of Current and Non-Current Unbilled Receivables

At December 31, 2018, current and non-current unbilled receivables mainly from the following subsidiaries are as follows:

Unbilled receivables	2017	2018
GyM S.A.	581,946	14,455
GyM Ferrovias	354,763	558,179
Concar S.A.	52,508	38,770
Survial S.A.	30,647	19,138
GMI S.A.	19,699	26,622
Norvial S.A.	7,057	2,885
Cam Holding SPA	85,366	—
Others	25,201	3,972

	1,157,187	664,021

Summary of Aging of Trade Accounts Receivable

Aging of trade accounts receivable is as follows:

	2017	2018
Current	2,157,656	1,866,913
Past due up to 30 days	118,158	37,750
Past due from 31 days up to 180 days	141,120	25,854
Past due from 181 days up to 360 days	1,962	17,660
Past due over 360 days	17,712	92,361

	2,436,608	2,040,538